OTHER OPERATING INCOME (Details) $ in Thousands, ¥ in Millions			6 Months Ended		12 Months Ended
	Mar. 30, 2018 USD ($) MW	Mar. 30, 2018 JPY (¥) MW	Jun. 30, 2019 USD ($) item	Jun. 30, 2019 JPY (¥) item	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) item	Dec. 31, 2017 USD ($)
Other operating income
Gain on disposal of IPP solar parks (Note a)			$ 47,800	¥ 5,000	$ 47,759	$ 8,491
Gain on sale of permits and rights (Note b)						18,220
Gain(Loss) on disposal of subsidiaries					(47,372)	(1,288)	$ 1,875
Others					402	207	193
Total					789	$ 25,630	2,068
Number of IPP solar parks disposed | item			13	13		4
Proceeds from disposal of IPP solar parks			$ 90,000	¥ 9,800	$ 89,982	$ 46,195	$ 1,979
Renova and Nec Capital
Other operating income
Gain on sale of permits and rights (Note b)	$ 18,200	¥ 2,000
Mega watts project (in Mega Watts) | MW	40.8	40.8
Project investment	$ 4,800	¥ 529
Distribution of profit loss (as a percent)	45.00%	45.00%
Proceeds from sale of permit	$ 23,000	¥ 2,600